RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 231,573,437	$ 206,447,165
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	231,573,437	206,447,165
Loan portfolio [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	128,098,180	122,583,583
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	103,475,257	83,863,582
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	122,027,804	110,986,938
Commercial lending portfolio [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	67,590,199	67,436,479
Commercial lending portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	54,437,605	43,550,459
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,218,433	4,693,678
Interbank and overnight funds [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,078,774	2,052,909
Interbank and overnight funds [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,139,659	2,640,769
Loans to consumers [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	76,889,145	65,835,457
Loans to consumers [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	47,424,440	42,561,676
Loans to consumers [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	29,464,705	23,273,781
Mortgage [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	29,120,316	24,558,771
Mortgage [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	11,687,028	10,160,198
Mortgage [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	17,433,288	14,398,573
Microcredit [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	317,739	372,321
Microcredit [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 317,739	$ 372,321